Benefit Plans — Predecessor	6 Months Ended	8 Months Ended
	Jun. 30, 2021	Sep. 14, 2021
Aria Energy LLC [Member]
Benefit Plans — Predecessor [Line Items]
Benefit Plans — Predecessor

NOTE 5 — Benefit Plans — Predecessor

401(k) Plan

Aria maintains a qualified tax deferred 401(k) retirement plan (the “Aria Plan”). Under the provisions of the Aria Plan, substantially all employees meeting minimum age and service requirements are entitled to contribute on a before and after-tax basis a certain percentage of their compensation. Aria matches up to 100% of employees’ first 3% contribution and 50% of the employees’ next 2% contribution. Employees vest immediately in their contributions and Aria’s contribution.

Postretirement Obligations

Aria sponsors an unfunded defined benefit health care plan that provides postretirement medical benefits to certain full-time employees who meet minimum age and service requirements.

Net periodic benefit cost recognized in the consolidated statements of comprehensive income was as follows:

(in thousands)	Three Months Ended June 30, 2021	Six Months Ended June 30, 2021
Service cost	$9	$19
Interest cost	25	45
Amortization of prior service cost	3	6
Recognition of net actuarial loss	16	40
Net periodic benefit cost	$53	$110

NOTE 8 — Benefit Plans — Predecessor

401(k) Plan

Aria maintains a qualified tax deferred 401(k) retirement plan (the Plan). Under the provisions of the Plan, substantially all employees meeting minimum age and service requirements are entitled to contribute on a before and after-tax basis a certain percentage of their compensation. Aria matches up to 100% of employees’ first 3% contribution and 50% of the employees’ next 2% contribution. Employees vest immediately in their contributions and Aria’s contribution.

Postretirement Obligations

Aria sponsors an unfunded defined benefit health care plan that provides postretirement medical benefits to certain full-time employees who meet minimum age and service requirements.

The following table sets forth changes in the plan’s benefit obligations:

(in thousands)	January 1 to September 14, 2021	Year Ended December 31, 2020
Benefit obligation at beginning of year	$3,750	$3,599
Service cost	27	49
Interest cost	64	103
Net actuarial loss (gain)	(148)	144
Net benefits paid	(72)	(145)
Benefit obligation at end of period	$3,621	$3,750

Amounts recognized in the consolidated balance sheets consist of:

(in thousands)	September 14, 2021	December 31, 2020
Accrued benefit liability	$(3,621)	$(3,750)
Unrecognized net actuarial loss	1,000	1,205
Unrecognized prior service benefit	136	144
Net amount recognized	$(2,485)	$(2,401)

Net periodic benefit cost recognized in the consolidated statements of comprehensive income was as follows:

(in thousands)	January 1 to September 14, 2021	Year Ended December 31, 2020
Service cost	$27	$49
Interest cost	64	103
Amortization of prior service cost	8	12
Recognition of net actuarial loss	57	87
Net periodic benefit cost	$156	$251

Amounts recognized in other comprehensive loss consist of:

(in thousands)	January 1 to September 14, 2021	Year Ended December 31, 2020
Net actuarial (loss) gain	$213	$(45)